Goodwill and Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
Note 6.	Goodwill and Intangible Assets, Net

The changes in the carrying amount of goodwill for the six months ended July 31, 2018 were as follows (in thousands):

Balance at January 31, 2018	$37,306
Foreign currency translation	(1,937)

Balance at July 31, 2018	$35,369

Intangible assets consisted of the following:

	As of July 31, 2018
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,694	$(17,981)	$1,713
Tradenames / trademarks	1,919	(1,474)	445
Customer contracts & related relationships	11,582	(7,563)	4,019
Certifications	6,917	(4,154)	2,763
Maintenance contracts & related relationships	1,498	(954)	544

	$41,610	$(32,126)	9,484

Cumulative translation adjustment			655

Total			$10,139

	As of January 31, 2018
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,694	$(15,953)	$3,741
Tradenames / trademarks	1,919	(1,294)	625
Customer contracts & related relationships	11,582	(6,411)	5,171
Certifications	6,917	(3,462)	3,455
Maintenance contracts & related relationships	1,498	(804)	694

	$41,610	$(27,924)	13,686

Cumulative translation adjustment			462

Total			$14,148

Amortization of finite-lived intangible assets for the three and six months ended July 31, 2018 and 2017 was as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
(in thousands)	2017	2018	2017	2018
Cost of subscription revenue	$1,691	$1,003	$3,388	$2,671
Sales and marketing	665	765	1,505	1,530

	$2,356	$1,768	$4,893	$4,201

As of July 31, 2018, future amortization of finite-lived intangibles that will be recorded in cost of revenue and operating expenses is estimated as follows, excluding cumulative translation adjustment (in thousands):

Fiscal 2019, remainder	$3,324
Fiscal 2020	4,227
Fiscal 2021	1,933

Total	$9,484

7.	Goodwill and Intangible Assets, Net

The changes in the carrying amount of goodwill for the years ended January 31, 2016, 2017 and 2018 are as follows (in thousands):

Balance at January 31, 2016	$34,026
Foreign currency translation	1,756

Balance at January 31, 2017	35,782

Goodwill additions	139
Foreign currency translation	1,385

Balance at January 31, 2018	$37,306

The carrying value of intangible assets as of January 31, 2017 and 2018 were as follows:

	As of January 31, 2017
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,188	$(10,416)	$8,772
Tradenames / trademarks	1,919	(898)	1,021
Customer contracts & related relationships	11,606	(4,165)	7,441
Certifications	6,917	(2,079)	4,838
Maintenance contracts & related relationships	1,498	(507)	991
Non-competition agreements	772	(482)	290

	$41,900	$(18,547)	23,353

Cumulative translation adjustment			(382)

Total			$22,971

	As of January 31, 2018
(in thousands)	Estimated Fair Value	Accumulated Amortization	Acquisition- related Intangibles, Net
Existing technology	$19,694	$(15,953)	$3,741
Tradenames / trademarks	1,919	(1,294)	625
Customer contracts & related relationships	11,582	(6,411)	5,171
Certifications	6,917	(3,462)	3,455
Maintenance contracts & related relationships	1,498	(804)	694
Non-competition agreements	772	(772)	—

	$42,382	$(28,696)	13,686

Cumulative translation adjustment			462

Total			$14,148

Amortization of finite-lived intangible assets for the years ended January 31, 2016, 2017 and 2018, is classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended January 31,
(in thousands)	2016	2017	2018
Cost of revenue—Subscription	$4,030	$6,940	6,793
Sales and marketing	1,965	3,385	3,250

	$5,995	$10,325	10,043

As of January 31, 2018, future amortization of finite-lived intangibles that will be recorded in cost of revenue and operating expenses is estimated as follows, excluding cumulative translation adjustment:

Years Ending January 31, (in thousands)
2019	$7,526
2020	4,227
2021	1,933

Total	$13,686

As of January 31, 2017 and 2018, the weighted-average remaining useful life for intangible assets was approximately 2.7 years and 2.1 years, respectively.